S000008430 [Member] Investment Strategy - Municipal Bond Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes but such bonds may pay income that is subject to the alternative minimum tax.
Credit quality. The Fund limits its investments to 20% in municipal obligations that are rated below investment grade by a nationally recognized statistical rating organization, or, if unrated, of equivalent quality as determined by the Sub‑adviser (as defined below).
Duration. The Fund’s average portfolio duration, as calculated by the Sub-adviser, is typically maintained at +/- 3 years of the average benchmark duration, which is the average duration of all the constituent bonds in the Bloomberg U.S. Municipal Bond Index. The Sub-adviser seeks to target the average duration of the benchmark which varies over time and may be impacted by market conditions. Duration is an approximate measure of the sensitivity of the market value of the portfolio holdings to changes in interest rates.
The Fund may engage in transactions in certain derivatives, such as financial futures contracts and options thereon, indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns.
The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity. A TOB Trust typically issues two classes of beneficial interests: short‑term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.